Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Schedule of share-based compensation recognized in operating expenses

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Fulfillment	585	195	811
Sales and marketing	5,935	4,682	11,055
Research and development	3,883	3,070	4,615
General and administrative	21,496	9,446	92,035
Total share-based compensation expenses	31,899	17,393	108,516

Schedule of changes in share options relating to ordinary shares granted

		Weighted-average	Weighted-average
	Options granted	exercise	grant date fair
	Share Number	price (US$)	value (US$)
Outstanding as of January 1, 2022	198,964,123	0.0227	0.1137
Granted	56,222,658	0.0861	0.1417
Cancelled/Forfeited	(72,438,216)	0.0520	0.1080
Outstanding as of December 31, 2022	182,748,565	0.0306	0.1245
Granted	80,907,443	0.1306	0.3169
Cancelled/Forfeited	(14,700,489)	0.0579	0.1580
Outstanding as of December 31, 2023	248,955,519	0.0615	0.1851
Granted	6,635,508	0.0589	0.4133
Cancelled/Forfeited	(7,204,505)	0.1898	0.2080
Exercised	(21,537,574)	0.0068	0.1180
Outstanding as of December 31, 2024	226,848,948	0.0632	0.2086

Schedule of information regarding share options outstanding

	As of December 31, 2023
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands
Options outstanding	248,955,519	0.06	7.80	100,501
Exercisable	133,762,513	0.02	6.49	60,138
Expected to vest	115,193,006	0.12	9.32	40,363

	As of December 31, 2024
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands
Options outstanding	226,848,948	0.06	6.94	8,579
Exercisable	147,920,268	0.03	6.17	9,725
Expected to vest	78,928,680	0.11	8.39	(1,146)

Schedule of assumptions used to value the fair value of each option granted

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Exercise price	RMB0.00-1.80	RMB0.00-1.80	RMB0.00-1.80
	(US$0.00-0.26)	(US$0.00-0.25)	(US$0.00-0.25)
Fair value of the ordinary shares on the date of option grant	RMB1.35-1.40	RMB2.04-3.10	RMB1.93-3.44
	(US$0.19-0.21)	(US$0.30-0.43)	(US$0.27-0.48)
Risk-free interest rate	2.70%-2.88%	2.64%-3.84%	2.51%
Contractual life	10 years	10 years	10 years
Expected forfeiture rate (post-vesting)	16%	16%	16%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	—	—	—
Expected volatility	29.77% - 30.16%	30.09% - 30.41%	30.00%

(i)Risk-free interest rate is based on the yields of China Government Bonds with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)Expected dividend yield is assumed to be nil as the Group has no history or expectation of paying a dividend on its ordinary shares.
(iii)The exercise multiples were estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behaviour of the grantees.
(iv)Expected volatility is assumed based on the historical volatility of the Group and the Group’s comparable companies in the period equal to the expected life of each grant.